Schedule of detailed information about loans payable (Details) - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Loan Payable [Line Items]
Opening balance	$ 8,831,653	$ 15,067
Additions	2,633,733	8,332,041
Inducements	(182,971)
Interest expense	489,458	356,798
Repayments	(1,944,775)	(188,762)
Settlements	(7,199,123)
Currency translation adjustments	171,000	316,509
Ending balance	2,798,975	8,831,653
Less: current portion	2,798,975	178,980
Long term portion		8,652,673
Coeur debenture
Loan Payable [Line Items]
Opening balance	8,831,653	0
Additions	0	8,332,041
Inducements	0
Interest expense	210,712	356,798
Repayments	(1,944,775)	(173,695)
Settlements	(7,199,123)
Currency translation adjustments	101,533	316,509
Ending balance	0	8,831,653
Less: current portion	0	178,980
Long term portion	0	8,652,673
Other
Loan Payable [Line Items]
Opening balance	0	15,067
Additions	2,633,733	0
Inducements	(182,971)
Interest expense	278,746	0
Repayments	0	(15,067)
Settlements	0
Currency translation adjustments	69,467	0
Ending balance	2,798,975	0
Less: current portion	2,798,975	0
Long term portion	$ 0	$ 0